Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Stock

The following table summarizes activity in Series A Convertible Preferred Stock, if-converted, in the three months ended March 31, 2025.

Series	Balance at December 31, 2024	Issuances	Retirements / Conversions	Balance at March 31, 2025
Series A convertible preferred stock (assuming maximum conversion)	25,048,584	-	(2,294,287)	22,754,297
Total convertible preferred stock	25,048,584	-	(2,294,287)	22,754,297

The following table summarizes activity in the Series A Convertible Preferred Stock for the years ended December 31, 2024. There was no activity for the year ended December 31, 2023.

Series	Balance at December 31, 2023	Issuances	Retirements / Conversions	Balance at December 31, 2024
Series A Convertible Preferred Stock (assuming maximum conversion)	25,237,155	-	(188,571)	25,048,584

Total convertible preferred stock	25,237,155	-	(188,571)	25,048,584